Background, Principal Activities and Basis of Presentation (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Himax Technologies Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Himax Technologies Korea Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Sales		Sales
Jurisdiction of Incorporation	South Korea		South Korea
Percentage of Ownership	100.00%		100.00%
Himax Technologies Japan Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Sales		Sales
Jurisdiction of Incorporation	Japan		Japan
Percentage of Ownership	100.00%		100.00%
Himax Semiconductor Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Himax Semiconductor (Hong Kong) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Investments	[1]	Investments	[1]
Jurisdiction of Incorporation	Hong Kong	[1]	Hong Kong	[1]
Percentage of Ownership	100.00%	[1]	0.00%	[1]
Himax Technologies (Samoa) Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Samoa		Samoa
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Suzhou) Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Sales and technical support		Sales
Jurisdiction of Incorporation	PRC		PRC
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Shenzhen) Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Sales and technical support		Sales
Jurisdiction of Incorporation	PRC		PRC
Percentage of Ownership	100.00%		100.00%
Himax Display Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	LCOS and MEMS design, manufacturing and sales		LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	76.65%		76.70%
Integrated Microdisplays Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	LCOS sales		LCOS sales
Jurisdiction of Incorporation	Hong Kong		Hong Kong
Percentage of Ownership	76.65%		76.70%
Himax Display (USA) Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	MEMS design		MEMS design
Jurisdiction of Incorporation	Delaware, USA		Delaware, USA
Percentage of Ownership	76.65%		76.70%
Himax Analogic Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	83.18%		83.17%
Himax Imaging Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Himax Imaging Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	87.95%		88.07%
Himax Imaging Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	IC design		IC design
Jurisdiction of Incorporation	California, USA		California, USA
Percentage of Ownership	87.95%		88.07%
Argo Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Investments	[2]	Investments	[2]
Jurisdiction of Incorporation	Cayman Islands	[2]	Cayman Islands	[2]
Percentage of Ownership	0.00%	[2]	100.00%	[2]
Tellus Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Investments	[2]	Investments	[2]
Jurisdiction of Incorporation	Cayman Islands	[2]	Cayman Islands	[2]
Percentage of Ownership	0.00%	[2]	100.00%	[2]
Himax Media Solutions Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing		TFT-LCD television, monitor chipset operations, ASIC service and IP licensing
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	98.85%		92.37%
Himax Media Solutions (Hong Kong) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Investments	[2]	Investments	[2]
Jurisdiction of Incorporation	Hong Kong	[2]	Hong Kong	[2]
Percentage of Ownership	0.00%	[2]	0.00%	[2]
Harvest Investment Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	Investments		Investments
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Iris Optronics Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Main activities	E-paper manufacturing and sales	[3]	E-paper manufacturing and sales	[3]
Jurisdiction of Incorporation	ROC	[3]	ROC	[3]
Percentage of Ownership	0.00%	[3]	0.00%	[3]

[1]	Himax Semiconductor (Hong Kong) Limited was newly incorporated on January 6, 2014, which is wholly owned by Himax Technologies, Inc.
[2]	Argo Limited, Tellus Limited and Himax Media Solutions (Hong Kong) Limited were deregistered and dissolved on July 29, 2014, July 29, 2014 and October 25, 2013, respectively.
[3]	Iris Optronics Co., Ltd. (“Iris”) was incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company initially had a controlling financial interest in Iris because it had a majority voting interest at Iris board of directors. As a result, Iris was included in the Company’s consolidated financial statements since that date. On October 7, 2013, the Company no longer had a majority voting interest at Iris board of directors level, but still has the ability to exercise significant influence over the operating and financial policies of Iris. Therefore, the Company ceased consolidating Iris in its consolidated financial statements and now accounts for its investment in Iris using the equity method. The Company re-measured its investment in Iris at fair value due to the change in control and recognized a re-measurement gain.